Debt Securities in Issue - Summary of Debt Securities in Issue (Details) £ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Debt Securities In Issue [Line Items]
Notional amount	£ 163,361			£ 198,391
Debt securities	31,580			43,679
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	12,911			16,325
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
Debt securities	12,760			19,285
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Debt securities	2,704			2,824
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	2,387			2,858
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	59			57
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	759			2,330
– US$30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 30,000,000,000			30,000,000,000
Debt securities	1,405			1,694
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000			30,000,000,000
Debt securities	4,304			4,292
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes | Euro 750m Senior Unsecured Notes
Debt Securities In Issue [Line Items]
Debt securities				673
– US SEC-registered Debt Programme – Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	5,978			5,616
– US SEC-registered Debt Programme – Santander UK Group Holdings plc | Medium-term notes | US Dollar One Billion Senior Unsecured Notes
Debt Securities In Issue [Line Items]
Debt securities				734
– US SEC-registered Debt Programme – Santander UK plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 1,224			£ 4,723
Euro 750m Senior Unsecured Notes | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €					€ 750,000,000
US Dollar One Billion Senior Unsecured Notes | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | $						$ 1,000,000,000